Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Allowance for loan losses (CHF million)
Balance at beginning of period	722	832
Net movements recognized in statements of operations	23	(12)
Gross write-offs	(54)	(76)
Recoveries	28	21
Net write-offs	(26)	(55)
Provisions for interest	10	4
Foreign currency translation impact and other adjustments, net	13	(36)
Balance at end of period	742	733
Allowance for loan losses (CHF million)
Balance at end of period	742	733
of which individually evaluated for impairment	550	538
of which collectively evaluated for impairment	192	195
Gross loans held at amortized cost (CHF million)
Balance at end of period	204,967	188,944	199,561
of which individually evaluated for impairment	1,077	1,056
of which collectively evaluated for impairment	203,890	187,888
Loans held at amortized cost (CHF million)
Purchases	3,709	2,077
Reclassifications from loans held-for-sale	85	0
Reclassifications to loans held-for-sale	816	656
Sales	707	483
Consumer
Allowance for loan losses (CHF million)
Balance at beginning of period	159	157
Net movements recognized in statements of operations	21	(2)
Gross write-offs	(20)	(21)
Recoveries	12	18
Net write-offs	(8)	(3)
Provisions for interest	3	1
Foreign currency translation impact and other adjustments, net	(2)	(6)
Balance at end of period	173	147
Allowance for loan losses (CHF million)
Balance at end of period	173	147
of which individually evaluated for impairment	146	112
of which collectively evaluated for impairment	27	35
Gross loans held at amortized cost (CHF million)
Balance at end of period	107,914	102,431	105,561
of which individually evaluated for impairment	334	313
of which collectively evaluated for impairment	107,580	102,118
Loans held at amortized cost (CHF million)
Purchases	348	0
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0
Corporate and institutional
Allowance for loan losses (CHF million)
Balance at beginning of period	563	675
Net movements recognized in statements of operations	2	(10)
Gross write-offs	(34)	(55)
Recoveries	16	3
Net write-offs	(18)	(52)
Provisions for interest	7	3
Foreign currency translation impact and other adjustments, net	15	(30)
Balance at end of period	569	586
Allowance for loan losses (CHF million)
Balance at end of period	569	586
of which individually evaluated for impairment	404	426
of which collectively evaluated for impairment	165	160
Gross loans held at amortized cost (CHF million)
Balance at end of period	97,053	86,513	94,000
of which individually evaluated for impairment	743	743
of which collectively evaluated for impairment	96,310	85,770
Loans held at amortized cost (CHF million)
Purchases	3,361	2,077
Reclassifications from loans held-for-sale	85	0
Reclassifications to loans held-for-sale	816	656
Sales	707	483